Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
FVOCI securities	$ 62,440
Available-for-sale securities		$ 54,075
Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	63,733
Available-for-sale securities		54,303
Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI securities	45
Available-for-sale securities		252
Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI securities	(1,338)
Available-for-sale securities		(480)
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	62,440
Available-for-sale securities		54,075
Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	12,884
Available-for-sale securities		9,212
Canadian federal government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI securities	1
Available-for-sale securities		6
Canadian federal government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI securities	(80)
Available-for-sale securities		(38)
Canadian federal government [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	12,805
Available-for-sale securities		9,180
Canadian Provincial And Municipal Governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	6,896
Available-for-sale securities		3,613
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI securities	8
Available-for-sale securities		29
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI securities	(42)
Available-for-sale securities		(15)
Canadian Provincial And Municipal Governments [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	6,862
Available-for-sale securities		3,627
US federal Government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	17,403
Available-for-sale securities		14,481
US federal Government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI securities	4
Available-for-sale securities		12
US federal Government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI securities	(584)
Available-for-sale securities		(224)
US federal Government [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	16,823
Available-for-sale securities		14,269
US State Municipal And Agencies Debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	3,694
Available-for-sale securities		4,058
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI securities	16
Available-for-sale securities		43
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI securities	(55)
Available-for-sale securities		(5)
US State Municipal And Agencies Debt [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	3,655
Available-for-sale securities		4,096
Other governments member [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	4,818
Available-for-sale securities		3,567
Other governments member [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI securities	2
Available-for-sale securities		3
Other governments member [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI securities	(30)
Available-for-sale securities		(12)
Other governments member [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	4,790
Available-for-sale securities		3,558
National Housing Act Mortgage Backed Securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	2,382
Available-for-sale securities		2,457
National Housing Act Mortgage Backed Securities [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI securities	6
Available-for-sale securities		9
National Housing Act Mortgage Backed Securities [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI securities	(18)
Available-for-sale securities		(11)
National Housing Act Mortgage Backed Securities [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	2,370
Available-for-sale securities		2,455
US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	11,811
Available-for-sale securities		10,902
US Agency MBS and CMO [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI securities	2
Available-for-sale securities		6
US Agency MBS and CMO [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI securities	(496)
Available-for-sale securities		(147)
US Agency MBS and CMO [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	11,317
Available-for-sale securities		10,761
Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	3,783
Available-for-sale securities		4,514
Corporate debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI securities	6
Available-for-sale securities		23
Corporate debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI securities	(33)
Available-for-sale securities		(12)
Corporate debt [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	3,756
Available-for-sale securities		4,525
Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	62
Available-for-sale securities		1,499
Corporate equity [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		121
Corporate equity [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		(16)
Corporate equity [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	$ 62
Available-for-sale securities		$ 1,604